List of Material Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Schedule of List of Material Subsidiaries

Name of entity	Place of Incorporation	Ownership interest as at March 31, 2018	Ownership interest as at March 31, 2019
1. MakeMyTrip Inc.	Delaware, USA	100%	100%
2. MakeMyTrip (India) Private Limited	India	100%	100%
3. Ibibo Group Holdings (Singapore) Pte. Ltd.	Singapore	100%	100%
4. Ibibo Group Private Limited	India	100%	100%
5. Luxury Tours & Travel Pte. Ltd.	Singapore	100%	100%
6. Luxury Tours (Malaysia) Sdn Bhd.	Malaysia	100%	100%
7. ITC Bangkok Co. Ltd.	Thailand	100%	100%
8. Bitla Software Private Limited	India	—	100%